Notes to the consolidated statements of income - Net operating loss carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure
Net operating loss carryforwards	€ 505,981
Unused tax losses for which no deferred tax asset recognized	218,710
Deferred tax liabilities of foreign subsidiaries	7,353	€ 6,645
Undistributed earnings of foreign subsidiaries for which no deferred tax recognized	€ 8,747,019	€ 8,867,422
Percentage of dividends and capital gain tax free	95.00%
Less than 1 year
Income Tax Disclosure
Net operating loss carryforwards	€ 14,918
2022
Income Tax Disclosure
Net operating loss carryforwards	10,324
2023
Income Tax Disclosure
Net operating loss carryforwards	14,163
2024
Income Tax Disclosure
Net operating loss carryforwards	29,173
2025
Income Tax Disclosure
Net operating loss carryforwards	46,365
2026
Income Tax Disclosure
Net operating loss carryforwards	5,840
2027
Income Tax Disclosure
Net operating loss carryforwards	7,590
2028
Income Tax Disclosure
Net operating loss carryforwards	5,275
2029
Income Tax Disclosure
Net operating loss carryforwards	10,585
2030 and thereafter
Income Tax Disclosure
Net operating loss carryforwards	166,111
Without expiration date
Income Tax Disclosure
Net operating loss carryforwards	€ 195,637